Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Net Revenue		$ 431,023	$ 410,630	$ 862,977	$ 811,152
Ireland
Segment Reporting Information [Line Items]
Net Revenue	[1]	95,891	95,653	205,096	196,488
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue		78,458	79,436	149,911	155,078
United States
Segment Reporting Information [Line Items]
Net Revenue		206,078	193,377	407,693	377,467
Rest of World
Segment Reporting Information [Line Items]
Net Revenue		$ 50,596	$ 42,164	$ 100,277	$ 82,119

[1]	All sales shown for Ireland are export sales.